Cash and Cash Equivalents and Short-term Investments - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 2,906,868	€ 2,458,717		€ 2,419,487	€ 2,330,694
Cash and cash equivalents maturity period	P3M
Restricted cash and cash equivalents	€ 5,400	5,300
Minimum [Member]
Cash and Cash Equivalents [Line Items]
Short-term investments maturity period	3 months
Maximum [Member]
Cash and Cash Equivalents [Line Items]
Short-term investments maturity period	1 year
Fair Value, Measurements, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Money market funds	€ 2,151,969 [1]	659,295	[2]
Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	100,000	1,423,000
Interest-Bearing Bank Accounts [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 654,900	€ 376,400

[1]	Money market funds are part of our cash and cash equivalents. See Note 5.
[2]	Money market funds are part of our cash and cash equivalents. See Note 5